Debt - Term loan facilities Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 05, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Outstanding amount		$ 13,056
Repayments of debt		$ 4,321	$ 136	$ 56
Term SOFR | Term loan facilities
Debt Instrument [Line Items]
Debt instrument, credit spread adjustment		0.10%
Farm Credit Facility | Term loan facilities
Debt Instrument [Line Items]
Borrowing capacity		$ 600
Outstanding amount		$ 600
Farm Credit Facility | Minimum | Term SOFR | Term loan facilities
Debt Instrument [Line Items]
Debt instrument, spread on variable rate		1.65%
Farm Credit Facility | Minimum | Alternate Rate Base | Term loan facilities
Debt Instrument [Line Items]
Debt instrument, spread on variable rate		0.65%
Farm Credit Facility | Maximum | Term SOFR | Term loan facilities
Debt Instrument [Line Items]
Debt instrument, spread on variable rate		2.275%
Farm Credit Facility | Maximum | Alternate Rate Base | Term loan facilities
Debt Instrument [Line Items]
Debt instrument, spread on variable rate		1.275%
Line of credit | Delayed draw term loan (DDTL)
Debt Instrument [Line Items]
Outstanding amount	$ 750
Repayments of debt	$ 750